Employee benefits - Amounts for Benefit Plans Included in Balance Sheet (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (1,044,584)	$ (964,073)
Fair value of plan assets	947,995	822,221
Surplus (deficit) in plan	(96,589)	(141,852)
Fair value of reimbursement rights	23,879	24,652
Net asset (liability) recognized in the balance sheet	(72,710)	(117,200)
Retirement benefits assets	96,620	27,482
Retirement benefits obligations	(193,209)	(169,334)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(812,179)	(760,244)
Fair value of plan assets	908,406	787,550
Surplus (deficit) in plan	96,227	27,306
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	96,227	27,306
Retirement benefits assets	96,227	27,306
Retirement benefits obligations	0	0
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(101,298)	(89,959)
Fair value of plan assets	12,803	13,250
Surplus (deficit) in plan	(88,495)	(76,709)
Fair value of reimbursement rights	22,360	23,170
Net asset (liability) recognized in the balance sheet	(66,135)	(53,539)
Retirement benefits assets	0	0
Retirement benefits obligations	(88,495)	(76,709)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(131,107)	(113,870)
Fair value of plan assets	26,786	21,421
Surplus (deficit) in plan	(104,321)	(92,449)
Fair value of reimbursement rights	1,519	1,482
Net asset (liability) recognized in the balance sheet	(102,802)	(90,967)
Retirement benefits assets	393	176
Retirement benefits obligations	$ (104,714)	$ (92,625)